Trade and Other Receivables - Schedule of Aging of Accounts Receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and Other Current Receivables [line items]
Accounts receivables	R$ 1,180,582	R$ 1,081,779
Not yet due [member]
Trade and Other Current Receivables [line items]
Accounts receivables	1,151,963	1,025,211
Up to 90 days [member]
Trade and Other Current Receivables [line items]
Accounts receivables	13,903	43,845
Over 91 days [member]
Trade and Other Current Receivables [line items]
Accounts receivables	R$ 14,716	R$ 12,723